Supplement to the John Hancock
                             Income Funds Prospectus
                              dated October 1, 2003





For each of the funds referenced, the "Portfolio Managers" section has been deleted and replaced with the following:


John Hancock Government Income Fund--Page 7


         PORTFOLIO MANAGERS

         Barry H. Evans, CFA
         -------------------
          Joined fund team in 1995

         Jeffrey N. Given, CFA
         ---------------------
          Joined fund team in 1998



John Hancock Investment Grade Bond Fund--Page 13


         PORTFOLIO MANAGERS

         Barry H. Evans, CFA
         -------------------
          Joined fund team in 1995

         Howard C. Greene, CFA
         ---------------------
          Joined fund team in 2003

         Jeffrey N. Given, CFA
         ---------------------
          Joined fund team in 1998



On page 25, the following Management Biography has been deleted:

Dawn M. Baille
--------------
Second vice president
Joined John Hancock Advisers in 1985
Began business career in 1985





December 1, 2003

                   Supplement to the John Hancock Income Funds
                        Institutional Class I Prospectus
                              dated October 1, 2003




John Hancock Investment Grade Bond Fund


On page 9, the "Portfolio Managers" section for John Hancock Investment Grade Bond Fund has been deleted and replaced with the following:


         PORTFOLIO MANAGERS

         Barry H. Evans, CFA
         -------------------
          Joined fund team in 1995

         Howard C. Greene, CFA
         ---------------------
          Joined fund team in 2003

         Jeffrey N. Given, CFA
         ---------------------
          Joined fund team in 1998



On page 18, the following Management Biography has been deleted:

Dawn M. Baille
--------------
Second vice president
Joined John Hancock Advisers in 1985
Began business career in 1985





December 1, 2003